Disclosure of detailed information about warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 1		$ 0.16
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 2	$ 5,721,000
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 3	0.15	0.15
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 4	$ 29,810,000
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 5	0.16	0.16
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 6	$ 19,000,000
Share-based Payments Disclosure Of Detailed Information About Warrants Outstanding 7	$ 54,531,000